Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
Note 3: Cash and cash equivalents

	December 31, 2023	December 31, 2022
Non-interest bearing
Cash and demand deposits with banks	91,826	93,032

Interest bearing
Demand deposits with banks	151,104	258,239
Cash equivalents	1,403,718	1,749,516
Sub-total - Interest bearing	1,554,822	2,007,755

Total cash and cash equivalents	1,646,648	2,100,787